Other assets_Details of other assets (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Other assests [Line Items]
Total	₩ 1,348,994,000,000	$ 1,242,053	₩ 233,646,000,000
Lease assets
Other assests [Line Items]
Total	1,116,175,000,000		0
Prepaid expenses
Other assests [Line Items]
Total	170,820,000,000		135,010,000,000
Advance payments
Other assests [Line Items]
Total	28,256,000,000		78,306,000,000
Assets for non-business use
Other assests [Line Items]
Total	12,135,000,000		0
Others
Other assests [Line Items]
Total	₩ 21,608,000,000		₩ 20,330,000,000